CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Jan. 02, 2021 USD ($) sites	Dec. 28, 2019 USD ($)
Environmental Liabilities Associated with Remediation
Environmental site contingency number of sites | sites	12
Balance at beginning of year	$ 21.4	$ 20.0
Charges, net of reversals	3.0	7.4
Payments	(3.3)	(6.0)
Balance at end of year	21.1	21.4
Short term environmental liabilities	$ 9.0	$ 10.0